Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last four completed calendar years.  In determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table.  The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2022 to 2025 calendar years. Note that compensation for our named executive officers (“NEOs”) other than our Chief Executive Officer (“CEO”) is reported as an average.

					Value of Initial Fixed $100 Investment based on:
Year	Summary Comp. Table Total for CEO(4) ($)	Comp. Actually Paid to CEO(3) ($)	Average Summary Comp. Table Total for Non-CEO NEOs(4) ($)	Average Comp. Actually Paid to Non-CEO NEOs(3) ($)	Investment Based On TSR	Peer Group TSR(1)	Net Income ($)(2)	Return on Equity (%)
2025	1,212,643(5)	1,027,649(5)	364,371(5)	353,094(5)	125	153	36,572	11.51
2024	1,399,597	1,278,195	399,065	398,075	133	143	27,818	9.59
2023	1,259,325	1,250,419	608,233	572,769	130	127	17,811	7.39
2022	1,444,882	1,325,720	469,497	443,438	148	127	29,060	14.42
2021	1,648,879	1,418,622	462,656	423,070	113	137	29,118	14.17

(1)	The Peer Group Total Shareholder Return amounts are determined based on the KBW NASDAQ Regional Banking Index.
(2)	Presented in thousands.

(3)	Compensation actually paid (“CAP”) is defined by the SEC and is computed by starting with the “Total” column of the Summary Compensation Table (“SCT”) for each year and then:
•	subtracting the amount in the “Restricted Stock Awards” column of the SCT for such year,
•
adding, for all unvested equity awards granted during the reporting year and outstanding on the last day of the reporting year, the fair value as of the last day of the reporting year, utilizing the same assumptions as the Outstanding Equity Awards at 2025 Fiscal Year-End table below.

•
adding, for all unvested equity awards granted prior to the reporting year and outstanding on the last day of the reporting year, the change in fair value from the last day of the preceding year to the last day of the reporting year, utilizing the same assumptions as the Outstanding Equity Awards at 2025 Fiscal Year-End table below.

•	adding, for equity awards vesting during the reporting year, the change in fair value from the last day of the preceding year to the vesting date,
•	adding the value of any dividends or other earnings paid in the reporting year on unvested equity awards that are not otherwise included in the total compensation for the reporting year,
•	subtracting the amount in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT for such year, and
•
adding, for all defined benefit and actuarial pension plans, (A) the service cost, calculated as the actuarial present value attributable to services rendered during the reporting year, plus (B) the prior service cost, calculated as the entire cost of benefits granted in a plan amendment during the reporting year that are attributed by the benefit formula to services rendered in periods prior to the amendment.

For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to report Outstanding Equity Awards at Fiscal Year-End.  This may result in a difference in the share value input used for the fair value calculation at year-end when compared to the share value used for performance-based share awards at time of award. The following tables reflect the adjustments made to SCT total compensation to compute CAP for the position of CEO and average CAP for our other NEOs:

CEO SCT Total to CAP Reconciliation	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
SCT Total Compensation	1,212,643	1,399,597	1,259,325	1,444,882	1,648,879
SCT Stock Awards	(89,969)	(1,615)	(16,676)	(20,944)	(13,712)
Fair Value of New Unvested Equity Awards	-	-	-	-	-
Change in Fair Value of Existing Unvested Equity Awards	-	-	-	-	-
Change in Fair Value of Vesting Equity Awards	-	-	-	-	13,702
Fair Value of New Vested Equity Awards	89,969	1,615	16,676	20,944	13,702
Fair Value as of Prior Year-end of Equity Awards Forfeited	-	-	-	-	-
Dividends on Unvested Equity Awards	-	-	-	-	1,990
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	(342,217)	(156,927)	(57,397)	(186,483)	(418,139)
Service Cost & Prior Service Cost	157,223	35,525	48,491	67,321	172,200
CAP	1,027,649	1,278,195	1,250,419	1,325,720	1,418,622

Average Non-CEO NEOs SCT Total to CAP Reconciliation	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
SCT Total Compensation	364,371	399,065	608,233	469,497	462,656
SCT Stock Awards	(6,936)	(8,012)	(27,182)	(10,037)	(8,305)
Fair Value of New Unvested Equity Awards	6,728	11,755	19,448	4,757	4,097
Change in Fair Value of Existing Unvested Equity Awards	(472)	(263)	(2,862)	1,074	448
Change in Fair Value of Vesting Equity Awards	(7,096)	(2,831)	2	687	3,863
Fair Value of New Vested Equity Awards	231	0	4,716	5,830	4,202
Fair Value as of Prior Year-end of Equity Awards Forfeited	-	-	-	-	-
Dividends on Unvested Equity Awards	644	706	765	303	850
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	(15,719)	(18,898)	(55,069)	(48,463)	(80,611)
Service Cost & Prior Service Cost	11,343	16,553	24,718	19,790	35,870
CAP	353,094	398,075	572,769	443,438	423,070

(4)	The CEO for each year is Randall E. Black.

The Non-CEO NEOs for each year are as follows:

•	For 2025: Stephen J. Guillaume, David Z. Richards, Jr., Jeffrey L. Wilson, and Jeffrey R. White
•	For 2024: David Z. Richards, Jr., Jeffrey L. Wilson, and Mickey L. Jones
•	For 2023: Mickey L. Jones and David Z. Richards, Jr.
•	For 2022: Mickey L. Jones and Stephen J. Guillaume
•	For 2021: Mickey L. Jones and Stephen J. Guillaume

(5)
Amounts for 2025 do not reflect any award payable to the Company’s named executive officers under the Annual Incentive Plan and the award amounts for 2025 have not yet been determined.  We expect to be able to determine the Annual Incentive Plan awards for 2025 by the end of June 2026.

Company Selected Measure Name	Return on Equity
Named Executive Officers, Footnote [Text Block]
(4)	The CEO for each year is Randall E. Black.

The Non-CEO NEOs for each year are as follows:

•	For 2025: Stephen J. Guillaume, David Z. Richards, Jr., Jeffrey L. Wilson, and Jeffrey R. White
•	For 2024: David Z. Richards, Jr., Jeffrey L. Wilson, and Mickey L. Jones
•	For 2023: Mickey L. Jones and David Z. Richards, Jr.
•	For 2022: Mickey L. Jones and Stephen J. Guillaume
•	For 2021: Mickey L. Jones and Stephen J. Guillaume

Peer Group Issuers, Footnote [Text Block]
(1)	The Peer Group Total Shareholder Return amounts are determined based on the KBW NASDAQ Regional Banking Index.

PEO Total Compensation Amount	$ 1,212,643	$ 1,399,597	$ 1,259,325	$ 1,444,882	$ 1,648,879
PEO Actually Paid Compensation Amount	$ 1,027,649	1,278,195	1,250,419	1,325,720	1,418,622
Adjustment To PEO Compensation, Footnote [Text Block]
For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to report Outstanding Equity Awards at Fiscal Year-End.  This may result in a difference in the share value input used for the fair value calculation at year-end when compared to the share value used for performance-based share awards at time of award. The following tables reflect the adjustments made to SCT total compensation to compute CAP for the position of CEO and average CAP for our other NEOs:

CEO SCT Total to CAP Reconciliation	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
SCT Total Compensation	1,212,643	1,399,597	1,259,325	1,444,882	1,648,879
SCT Stock Awards	(89,969)	(1,615)	(16,676)	(20,944)	(13,712)
Fair Value of New Unvested Equity Awards	-	-	-	-	-
Change in Fair Value of Existing Unvested Equity Awards	-	-	-	-	-
Change in Fair Value of Vesting Equity Awards	-	-	-	-	13,702
Fair Value of New Vested Equity Awards	89,969	1,615	16,676	20,944	13,702
Fair Value as of Prior Year-end of Equity Awards Forfeited	-	-	-	-	-
Dividends on Unvested Equity Awards	-	-	-	-	1,990
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	(342,217)	(156,927)	(57,397)	(186,483)	(418,139)
Service Cost & Prior Service Cost	157,223	35,525	48,491	67,321	172,200
CAP	1,027,649	1,278,195	1,250,419	1,325,720	1,418,622

Non-PEO NEO Average Total Compensation Amount	$ 364,371	399,065	608,233	469,497	462,656
Non-PEO NEO Average Compensation Actually Paid Amount	$ 353,094	398,075	572,769	443,438	423,070
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to report Outstanding Equity Awards at Fiscal Year-End.  This may result in a difference in the share value input used for the fair value calculation at year-end when compared to the share value used for performance-based share awards at time of award. The following tables reflect the adjustments made to SCT total compensation to compute CAP for the position of CEO and average CAP for our other NEOs:

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
(1)
Amounts for 2025 do not reflect any award payable to the Company’s named executive officers under the Annual Incentive Plan and the award amounts for 2025 have not yet been determined.  We expect to be able to determine the Annual Incentive Plan awards for 2025 by the end of June 2026.

Compensation Actually Paid vs. Net Income [Text Block]
(1)
Amounts for 2025 do not reflect any award payable to the Company’s named executive officers under the Annual Incentive Plan and the award amounts for 2025 have not yet been determined.  We expect to be able to determine the Annual Incentive Plan awards for 2025 by the end of June 2026.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
(1)
Amounts for 2025 do not reflect any award payable to the Company’s named executive officers under the Annual Incentive Plan and the award amounts for 2025 have not yet been determined.  We expect to be able to determine the Annual Incentive Plan awards for 2025 by the end of June 2026.

(2)	The Peer Group Total Shareholder Return amounts are determined based on the KBW NASDAQ Regional Banking Index.

Total Shareholder Return Vs Peer Group [Text Block]
(1)
Amounts for 2025 do not reflect any award payable to the Company’s named executive officers under the Annual Incentive Plan and the award amounts for 2025 have not yet been determined.  We expect to be able to determine the Annual Incentive Plan awards for 2025 by the end of June 2026.

(2)	The Peer Group Total Shareholder Return amounts are determined based on the KBW NASDAQ Regional Banking Index.

Tabular List [Table Text Block]
As also required by Item 402(v) of Regulation S-K, below is an unranked list of the most important financial measures used by the Company to link executive compensation actually paid to each NEO to Company performance for the 2025 fiscal year:

•	Return on equity compared with a regional peer group (using a three year average for years 2021 to 2025)
•	Efficiency ratio (compared to a regional peer group using a three year average for years 2021 to 2025)
•	Net interest income growth (compared to a regional peer group using a three year average for years 2021 to 2025)
•	Non-performing assets to total assets (compared to a regional peer group using a three year average for years 2021 to 2025)
•	Net charge-offs to average total loans (using a three year average for years 2021 to 2025)

Each of these performance measures is described in detail in the Compensation Discussion and Analysis section.

Total Shareholder Return Amount	$ 125	133	130	148	113
Peer Group Total Shareholder Return Amount	153	143	127	127	137
Net Income	$ 36,572,000	$ 27,818,000	$ 17,811,000	$ 29,060,000	$ 29,118,000
Company Selected Measure Amount	0.1151	0.0959	0.0739	0.1442	0.1417
PEO Name	Randall E. Black	Randall E. Black	Randall E. Black	Randall E. Black	Randall E. Black
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on equity compared with a regional peer group
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net interest income growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-performing assets to total assets
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Net charge-offs to average total loans
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (342,217)	$ (156,927)	$ (57,397)	$ (186,483)	$ (418,139)
PEO [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	157,223	35,525	48,491	67,321	172,200
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(89,969)	(1,615)	(16,676)	(20,944)	(13,712)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	13,702
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	89,969	1,615	16,676	20,944	13,702
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	1,990
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,719)	(18,898)	(55,069)	(48,463)	(80,611)
Non-PEO NEO [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,343	16,553	24,718	19,790	35,870
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,936)	(8,012)	(27,182)	(10,037)	(8,305)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,728	11,755	19,448	4,757	4,097
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(472)	(263)	(2,862)	1,074	448
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,096)	(2,831)	2	687	3,863
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	231	0	4,716	5,830	4,202
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 644	$ 706	$ 765	$ 303	$ 850